Cover	Nov. 08, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 08, 2024
File Number	333-225433
Registrant Name	AVANT TECHNOLOGIES INC.
Entity Central Index Key	0001740797
TaxIdentificationNumber	38-4053064
Incorporation State Country Code	NV
Address Line1	5348 Vegas Drive
Address City	Las Vegas
Address State	NV
Address Postal Zip Code	89108
City Area Code	866
Local Phone Number	533-0065
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
EmergingGrowthCompany	true
ExTransitionPeriod	false